6. Accounts receivable, net (Details 2) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 ZHEJIANG JIAHUAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY
Allowance for doubtful debts: Balance at beginning	$ (48)	$ (69)	(8,000)	(8,461)
Recovered			7,869	461
Balance at end	$ (48)	$ (69)	(131)	(8,000)